Organization, Operations and Summary of Significant Accounting Policies: Intangible Assets Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Intangible Assets Policy

Intangible Assets

In the year ended June 30, 2012, the Company took up Intangible Assets of $4,614 which represented part of the cost of obtaining the patent for the Company’s SafeCell technology in China.  The Company did not made any adjustment to the balance in the year ended June 30, 2014 but has written off the full amount in the year ended June 30, 2015.